Tax assets and liabilities - Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of deferred tax in statement of financial position and by Group's operations
Net deferred tax (assets) liabilities at beginning of period	$ 999	$ 1,035
Deferred tax expense (income) recognised in profit or loss	104	(3)	$ 405
Other movements including foreign exchange movements	(9)	(33)
Net deferred tax (assets) liabilities at end of period	1,094	999	1,035
As previously reported
Disclosure of deferred tax in statement of financial position and by Group's operations
Net deferred tax (assets) liabilities at beginning of period		2,596
Net deferred tax (assets) liabilities at end of period			2,596
Effect of initial application of IFRS 17 and classification overlay of IFRS 9, net of tax
Disclosure of deferred tax in statement of financial position and by Group's operations
Net deferred tax (assets) liabilities at beginning of period		(1,561)
Net deferred tax (assets) liabilities at end of period			(1,561)
Unrealised gains and losses on investments
Disclosure of deferred tax in statement of financial position and by Group's operations
Net deferred tax (assets) liabilities at beginning of period	(129)	239
Deferred tax expense (income) recognised in profit or loss	268	(361)
Other movements including foreign exchange movements	(10)	(7)
Net deferred tax (assets) liabilities at end of period	129	(129)	239
Unrealised gains and losses on investments | As previously reported
Disclosure of deferred tax in statement of financial position and by Group's operations
Net deferred tax (assets) liabilities at beginning of period		239
Net deferred tax (assets) liabilities at end of period			239
Balances relating to investment and insurance contracts
Disclosure of deferred tax in statement of financial position and by Group's operations
Net deferred tax (assets) liabilities at beginning of period	1,255	999
Deferred tax expense (income) recognised in profit or loss	(87)	297
Other movements including foreign exchange movements	2	(41)
Net deferred tax (assets) liabilities at end of period	1,170	1,255	999
Balances relating to investment and insurance contracts | As previously reported
Disclosure of deferred tax in statement of financial position and by Group's operations
Net deferred tax (assets) liabilities at beginning of period		2,091
Net deferred tax (assets) liabilities at end of period			2,091
Balances relating to investment and insurance contracts | Effect of initial application of IFRS 17 and classification overlay of IFRS 9, net of tax
Disclosure of deferred tax in statement of financial position and by Group's operations
Net deferred tax (assets) liabilities at beginning of period		(1,092)
Net deferred tax (assets) liabilities at end of period			(1,092)
Short-term temporary differences
Disclosure of deferred tax in statement of financial position and by Group's operations
Net deferred tax (assets) liabilities at beginning of period	(96)	(136)
Deferred tax expense (income) recognised in profit or loss	2	29
Other movements including foreign exchange movements		11
Net deferred tax (assets) liabilities at end of period	(94)	(96)	(136)
Short-term temporary differences | As previously reported
Disclosure of deferred tax in statement of financial position and by Group's operations
Net deferred tax (assets) liabilities at beginning of period		333
Net deferred tax (assets) liabilities at end of period			333
Short-term temporary differences | Effect of initial application of IFRS 17 and classification overlay of IFRS 9, net of tax
Disclosure of deferred tax in statement of financial position and by Group's operations
Net deferred tax (assets) liabilities at beginning of period		(469)
Net deferred tax (assets) liabilities at end of period			(469)
Unused tax losses
Disclosure of deferred tax in statement of financial position and by Group's operations
Net deferred tax (assets) liabilities at beginning of period	(31)	(67)
Deferred tax expense (income) recognised in profit or loss	(79)	32
Other movements including foreign exchange movements	(1)	4
Net deferred tax (assets) liabilities at end of period	$ (111)	(31)	(67)
Unused tax losses | As previously reported
Disclosure of deferred tax in statement of financial position and by Group's operations
Net deferred tax (assets) liabilities at beginning of period		$ (67)
Net deferred tax (assets) liabilities at end of period			$ (67)